Note 23 - Income Taxes - Components of Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Statement Line Items [Line Items]
Net loss before taxes		$ 13,095,737		$ 13,431,941		$ 12,070,170
Expected current income tax recovery		3,470,370		3,559,000		3,198,595
Deferred tax recovery		297,940		207,257
		3,768,310		3,766,257		3,198,595
Amounts not deductible for tax purposes		(841,000)		(1,079,000)		(1,276,802)
Other non-deductible items		(463,000)				(2,700)
Deductible share issuance costs		94,000		118,000		56,000
Fair value consideration				116,000
Impact of US statutory income tax rate change (1)	$ (9,472,000)	(9,472,000)	[1]		[1]		[1]
Foreign tax differential		(69,000)		507,213		879,000
Unrecognized tax recovered (losses)		7,280,630		(3,221,213)		(2,854,093)
Income tax recovery recognized		$ 297,940		$ 207,257

[1]	Due to the reduction of US corporate tax rates from 35% to 21%, the Company will not be able to apply $9,472,000 against any future US taxes payable.